Shareholders’ Equity - Open Market Sales Agreement (Details) $ in Millions	1 Months Ended	3 Months Ended
	Jan. 31, 2021 shares	Mar. 31, 2021 USD ($) shares	Sep. 18, 2020 USD ($)
Class of Stock
Sale of stock, authorized amount | $			$ 100.0
Commission, percentage of gross sales price			0.030
Number of shares issued in transaction (in shares) | shares	1,718,506
Stock issuance costs | $		$ 15.3
Underwriters public offering
Class of Stock
Number of shares issued in transaction (in shares) | shares		1,700,000